Capital Structure, Warrants (Details) - $ / shares			12 Months Ended
	Dec. 21, 2016	Dec. 13, 2016	Dec. 31, 2018
Warrants [Abstract]
Number of shares that can be purchased with outstanding warrants (in shares)	86,666	666,666	804,333
Class A Warrants [Member]
Warrants [Abstract]
Warrants issued (in shares)	1,500,000	10,000,000
Grant price of warrants issued (in dollars per share)	$ 0.01
Exercise price of warrants issued (in dollars per share)	$ 30.00	$ 30.00
Notice period for cancellation of warrants			10 days
Holding period before warrants can be called for cancellation			13 months
Volume weighted average price of shares (in dollars per share)			$ 105.00
Number of consecutive trading days weighted average price of stock must exceed threshold			10 days
Warrants I [Member]
Warrants [Abstract]
Number of shares that can be purchased with outstanding warrants (in shares)		33,333
Exercise price of warrants issued (in dollars per share)		$ 28.13
Warrants II [Member]
Warrants [Abstract]
Number of shares that can be purchased with outstanding warrants (in shares)	4,333
Exercise price of warrants issued (in dollars per share)	$ 28.13